Not FDIC Insured May Lose Value No Bank Guarantee
FGT-Q3PH

Statements of Investments
(unaudited)
Franklin Emerging Market Debt Opportunities Fund 2
Franklin International Growth Fund 7
Franklin International Small Cap Fund 9
Notes to Financial Statements 12

Franklin Global Trust
Consolidated Statement of Investments (unaudited), April 30, 2021
Franklin Emerging Market Debt Opportunities Fund
Quaterly Statement of Investments See Notes to Statements of Investments.

0
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Diversified Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ......................... Kazakhstan 193,625 $ —
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 55,882,058 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 5,561,052 —
—
Total Common Stocks (Cost $433,378) .........................................
—
Warrants
Warrants 3.3%
Diversified Financial Services 3.3%
b,d,e
Ukraine Government, VRI, GDP Linked Security, Senior Bond, Reg
S, 5/31/40 ......................................... Ukraine 2,000,000 2,116,810
a,b,f
Venezuela Government, Oil Value Recovery, 4/15/20 ........... Venezuela 925,920 1,128,097
3,244,907
Total Warrants (Cost $18,386,506) .............................................
3,244,907
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,c,f,g
Global Distressed Alpha Fund III LP ....................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .......................
—
Principal
Amount
*
Quasi-Sovereign Bonds 9.4%
Banks 3.6%
d
Development Bank of the Republic of Belarus JSC , Senior Note ,
144A, 12% , 5/15/22 .................................. Belarus 8,900,000 BYN 3,549,692
Diversified Financial Services 0.0%
†
a,c
Astana Finance JSC , Secured Note , 144A, Zero Cpn ., 12/22/24 .. Kazakhstan 136,566 1,366
a,c,h,i
Sphynx Capital Markets PCC (National Investment Bank of Ghana) ,
PTN , Secured Note , Reg S, Zero Cpn ., 2/05/09 ............. Ghana 8,000,000 —
1,366
Municipal Bonds 3.8%
d
Provincia del Chubut Argentina , 144A, 7.75% , 7/26/26 .......... Argentina 5,405,500 3,837,905
Oil, Gas & Consumable Fuels 1.0%
d
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. Venezuela 1,000,000 1,031,250
Wireless Telecommunication Services 1.0%
d
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Note , 144A, 8.875% , 10/18/29 ...................
Trinidad and
Tobago 970,000 1,020,154
Total Quasi-Sovereign Bonds (Cost $13,836,322) ................................
9,440,367
Corporate Bonds 9.4%
Airlines 1.0%
d
Pegasus Hava Tasimaciligi A/S , Senior Note , 144A, 9.25% , 4/30/26 Turkey 1,000,000 1,017,500
Banks 1.1%
d
Akbank TAS , Sub. Bond , 144A, 6.797% to 4/27/23, FRN thereafter ,
4/27/28 ........................................... Turkey 1,100,000 1,094,203

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Statements of Investments. Quaterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Capital Markets 1.0%
d
Georgia Capital JSC , Senior Note , 144A, 6.125% , 3/09/24 ....... Georgia 1,000,000 $ 1,015,200
Construction & Engineering 1.1%
d
IHS Netherlands Holdco BV , Senior Note , 144A, 8% , 9/18/27 ..... Nigeria 1,000,000 1,092,500
Food Products 1.0%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 10.25% ,
1/29/25 ........................................... Paraguay 1,000,000 1,027,500
Metals & Mining 1.0%
d,j
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
10.5% , 3/08/26 ..................................... South Africa 1,000,000 964,541
Multiline Retail 0.0%
a,d,j
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 4,631,313 —
a,d,j
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 1,498,286 —
—
Oil, Gas & Consumable Fuels 3.2%
d
Indika Energy Capital IV Pte. Ltd. , Senior Secured Note , 144A,
8.25% , 10/22/25 ..................................... Indonesia 1,050,000 1,122,713
d
Medco Oak Tree Pte. Ltd. , Senior Secured Note , 144A, 7.375% ,
5/14/26 ........................................... Indonesia 770,000 838,453
d
Tullow Oil plc , Senior Note , 144A, 7% , 3/01/25 ............... Ghana 1,402,000 1,224,997
3,186,163
Total Corporate Bonds (Cost $14,936,466) ......................................
9,397,607
Loan Participations and Assignments 2.5%
d
Alfa Bank AO Via Alfa Bond Issuance plc, Sub. Bond, 144A, 5.95%
to 4/15/25, FRN thereafter, 4/15/30 ....................... Russia 1,100,000 1,136,047
a,c,f,j,k
Global Distressed Alpha Fund III LP, PIK, 12%, Perpetual ....... United States 743,865 332,021
a,c,h
NK Debt Corp. (The) ,
144A, Zero Cpn ., 3/12/20 .............................. North Korea 4,250,000 DEM —
Reg S, Zero Cpn ., 3/12/20 ............................. North Korea 2,000,000 CHF —
Reg S, Zero Cpn ., 3/12/20 ............................. North Korea 18,000,000 DEM —
d
State Savings Bank of Ukraine Via SSB #1 plc, Senior Note, 144A,
9.625%, 3/20/25 ..................................... Ukraine 1,000,000 1,065,000
Total Loan Participations and Assignments (Cost $5,978,914) ....................
2,533,068
Foreign Government and Agency Securities 64.0%
d
Angola Government Bond, Senior Bond, 144A, 8%, 11/26/29 ..... Angola 3,000,000 3,033,594
Argentina Government Bond ,
Senior Note, 1%, 7/09/29 .............................. Argentina 150,490 57,338
Senior Note, 0.125%, 7/09/30 ........................... Argentina 1,370,020 498,687
Senior Bond, 0.125%, 7/09/35 .......................... Argentina 2,509,979 795,689
d
Armenia Government Bond, Senior Bond, 144A, 7.15%, 3/26/25 .. Armenia 850,000 946,565
d
Asian Infrastructure Investment Bank (The), Senior Note, Reg S,
16%, 9/14/21 ....................................... Supranational
l
14,500,000 TRY 1,716,331
Banque Centrale de Tunisie International Bond ,
d
Senior Note, Reg S, 6.375%, 7/15/26 ..................... Tunisia 350,000 EUR 397,962
Senior Bond, 4.2%, 3/17/31 ............................ Tunisia 270,000,000 JPY 1,610,222
d
Banque Ouest Africaine de Developpement , Senior Bond, 144A,
4.7%, 10/22/31 ..................................... Supranational
l
750,000 801,435
d
Belarus Government Bond, Senior Note, 144A, 6.875%, 2/28/23 .. Belarus 1,000,000 1,023,105
d
Benin Government Bond, Senior Bond, 144A, 4.875%, 1/19/32 ... Benin 800,000 EUR 966,197

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quaterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
d
Cameroon Government Bond ,
Senior Bond, 144A, 9.5%, 11/19/25 ...................... Cameroon 250,000 $ 280,122
Senior Bond, 144A, 9.5%, 11/19/25 ...................... Cameroon 1,200,000 1,344,588
Colombia Government Bond, Senior Bond, 3%, 1/30/30 ........ Colombia 2,200,000 2,161,005
d
Costa Rica Government Bond, Senior Bond, 144A, 7.158%, 3/12/45 Costa Rica 400,000 415,000
d
Dominican Republic Government Bond ,
Senior Note, 144A, 8.9%, 2/15/23 ....................... Dominican
Republic 105,000,000 DOP 1,929,930
Senior Bond, 144A, 6.4%, 6/05/49 ....................... Dominican
Republic 700,000 765,275
d
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 ..................... Egypt 900,000 958,522
Senior Bond, 144A, 7.5%, 2/16/61 ....................... Egypt 900,000 837,788
d
El Salvador Government Bond, Senior Bond, Reg S, 7.65%, 6/15/35 El Salvador 2,050,000 2,155,370
d
Ethiopia Government Bond, Senior Bond, 144A, 6.625%, 12/11/24 Ethiopia 1,900,000 1,827,775
d
Gabon Government Bond ,
Senior Bond, 144A, 6.95%, 6/16/25 ...................... Gabon 1,400,000 1,494,264
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 300,000 302,644
Ghana Government Bond, 18.25%, 7/25/22 .................. Ghana 11,000,000 GHS 1,938,676
d
Grenada Government Bond ,
144A, 7%, 5/12/30 ................................... Grenada 5,356,390 4,097,639
Reg S, 7%, 5/12/30 .................................. Grenada 1,160,689 887,927
d
Honduras Government Bond, Senior Bond, 144A, 5.625%, 6/24/30 Honduras 1,000,000 1,055,000
d
Indonesia Government Bond, Senior Bond, Reg S, 4.35%, 1/08/27 Indonesia 850,000 960,398
Inter-American Development Bank, GDP Linked Security, Senior
Note, 7.875%, 3/14/23 ................................ Supranational
l
25,000,000,000 IDR 1,819,990
International Finance Corp., 7.5%, 10/29/21 ................. Supranational
l
3,900,000 GEL 1,122,495
d
Iraq Government Bond, Reg S, 5.8%, 1/15/28 ................ Iraq 3,928,750 3,801,262
Jamaica Government Bond, Senior Bond, 7.875%, 7/28/45 ...... Jamaica 850,000 1,190,000
d
Jordan Government Bond, Senior Bond, 144A, 5.85%, 7/07/30 ... Jordan 1,400,000 1,455,679
Mexico Government Bond ,
Senior Bond, 3.75%, 1/11/28 ........................... Mexico 1,500,000 1,627,613
M, 8%, 11/07/47 ..................................... Mexico 68,160,000 MXN 3,412,651
d
Mozambique Government Bond, 144A, 5% to 9/15/23, 9% thereafter,
9/15/31 ........................................... Mozambique 1,400,000 1,157,058
d
Pakistan Government Bond, Senior Bond, 144A, 7.375%, 4/08/31 . Pakistan 500,000 526,250
Russia Government Bond ,
7.65%, 4/10/30 ..................................... Russia 6,927,000 RUB 96,663
m
Index Linked, 2.5%, 7/17/30 ............................ Russia 128,116,800 RUB 1,679,273
South Africa Government Bond, Senior Bond, 7%, 2/28/31 ...... South Africa 38,600,000 ZAR 2,211,198
d
Southern Gas Corridor CJSC, Senior Bond, 144A, 6.875%, 3/24/26 Azerbaijan 800,000 962,504
d,h
Suriname Government Bond ,
Senior Bond, 144A, 9.25%, 10/26/26 ..................... Suriname 2,750,000 1,966,250
n
144A, FRN, 12.875%, 12/30/23 ......................... Suriname 1,400,000 994,000
Turkey Government Bond, Senior Bond, 4.875%, 4/16/43 ....... Turkey 1,300,000 1,005,927
m
Uruguay Government Bond, Index Linked, Senior Bond, 3.7%,
6/26/37 ........................................... Uruguay 129,594,189 UYU 3,323,569
d
Uzbekistan Government Bond, Senior Note, 144A, 14.5%, 11/25/23 Uzbekistan 6,200,000,000 UZS 596,092
Total Foreign Government and Agency Securities (Cost $68,873,842) ..............
64,207,522
Total Long Term Investments (Cost $127,045,428) ...............................
88,823,471
a

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Statements of Investments. Quaterly Statement of Investments

Short Term Investments 9.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 2.8%
o
Egypt Treasury Bills ,
8/17/21 ........................................... Egypt 14,000,000 EGP $ 863,236
8/31/21 ........................................... Egypt 12,700,000 EGP 779,154
1,642,390
o
Kazakhstan Treasury Bills, 1/20/22 ........................ Kazakhstan 503,900,000 KZT 1,099,057
Total Foreign Government and Agency Securities (Cost $2,755,612) ...............
2,741,447
Shares
a
Money Market Funds 6.7%
p,q
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 6,761,221 6,761,221
Total Money Market Funds (Cost $6,761,221) ...................................
6,761,221
Total Short Term Investments (Cost $9,516,833 ) .................................
9,502,668
a
Total Investments (Cost $136,562,261) 98.1% ...................................
$98,326,139
Other Assets, less Liabilities 1.9% .............................................
1,967,537
Net Assets 100.0% ...........................................................
$100,293,676
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $62,810,991, representing 62.6% of net assets.
e
The principal represents the notional amount. See Note 3 regarding value recovery instruments.
f
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 8.
g
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
j
Income may be received in additional securities and/or cash.
k
Perpetual security with no stated maturity date.
l
A supranational organization is an entity formed by two or more central governments through international treaties.
m
Principal amount of security is adjusted for inflation.
n
The coupon rate shown represents the rate at period end.
o
The security was issued on a discount basis with no stated coupon rate.
p
See Note 7 regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quaterly Statement of Investments See Notes to Statements of Investments.

At April 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.
See Abbreviation on page
20
.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
A a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Buy 318,000 376,096 6/15/21 $ 6,572 $ —
Euro ............. CITI Sell 1,428,000 1,709,059 6/15/21 — (9,338)
Japanese Yen ...... RBCCM Sell 180,000,000 1,665,006 6/15/21 17,367 —
Total Forward Exchange Contracts ................................................... $23,939 $(9,338)
Net unrealized appreciation (depreciation) ............................................ $14,601
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Global Trust
Statement of Investments (unaudited), April 30, 2021
Franklin International Growth Fund
See Notes to Statements of Investments. Quaterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.9%
Aerospace & Defense 3.5%
MTU Aero Engines AG ................................. Germany 440,000 $ 111,041,892
Air Freight & Logistics 3.8%
DSV PANALPINA A/S .................................. Denmark 550,000 122,540,620
Banks 2.8%
a
FinecoBank Banca Fineco SpA ........................... Italy 5,300,000 91,162,752
Biotechnology 5.1%
CSL Ltd. ............................................ Australia 420,000 87,747,025
a
Genmab A/S ......................................... Denmark 206,000 75,597,879
163,344,904
Capital Markets 5.9%
Deutsche Boerse AG ................................... Germany 430,000 74,102,969
Intermediate Capital Group plc ........................... United Kingdom 3,806,000 114,906,704
189,009,673
Chemicals 9.3%
Koninklijke DSM NV ................................... Netherlands 580,000 103,998,418
Symrise AG ......................................... Germany 680,000 87,815,468
Umicore SA ......................................... Belgium 1,740,000 105,731,341
297,545,227
Diversified Consumer Services 2.5%
a
TAL Education Group, ADR .............................. China 1,400,000 79,730,000
Diversified Telecommunication Services 2.7%
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 1,554,735 87,945,813
Entertainment 3.0%
a
CTS Eventim AG & Co. KGaA ............................ Germany 1,380,000 95,251,814
Health Care Equipment & Supplies 9.2%
a
Alcon, Inc. ........................................... Switzerland 1,350,000 101,405,096
Cochlear Ltd. ........................................ Australia 540,000 92,449,060
GN Store Nord A/S .................................... Denmark 1,120,000 101,014,621
294,868,777
Internet & Direct Marketing Retail 6.1%
a
boohoo Group plc ..................................... United Kingdom 21,050,000 98,796,862
a
MercadoLibre , Inc. .................................... Argentina 62,000 97,400,760
196,197,622
IT Services 11.4%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 45,000 110,753,827
a
Amadeus IT Group SA ................................. Spain 1,090,860 74,288,572
a
Keywords Studios plc .................................. Ireland 2,900,000 108,380,439
a
Shopify, Inc., A ....................................... Canada 62,000 73,315,620
366,738,458
Media 5.4%
a,b
Ascential plc, 144A, Reg S .............................. United Kingdom 12,800,000 61,524,667
CyberAgent , Inc. ...................................... Japan 5,420,000 111,236,771
172,761,438
Pharmaceuticals 2.7%
Hikma Pharmaceuticals plc .............................. Jordan 2,600,000 87,620,932
Professional Services 5.7%
a
Clarivate plc ......................................... United Kingdom 3,170,000 88,538,100

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Growth Fund
(continued)
Quaterly Statement of Investments See Notes to Statements of Investments.

See A bbreviations on page 20 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Experian plc ......................................... United Kingdom 2,450,000 $ 94,454,802
182,992,902
Semiconductors & Semiconductor Equipment 3.8%
ASML Holding NV ..................................... Netherlands 190,000 123,342,105
Software 10.9%
AVEVA Group plc ..................................... United Kingdom 1,909,997 91,800,489
a
CyberArk Software Ltd. ................................. United States 720,000 101,160,000
Sage Group plc (The) .................................. United Kingdom 8,000,000 70,487,519
SAP SE ............................................ Germany 240,000 33,606,368
SimCorp A/S ......................................... Denmark 392,864 51,946,764
349,001,140
Trading Companies & Distributors 3.1%
Ferguson plc ......................................... United States 800,000 100,904,561
Total Common Stocks (Cost $2,009,756,529) ....................................
3,112,000,630
Short Term Investments 3.3%
a a
Country Shares
a
Value
a
Money Market Funds 3.3%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 106,377,843 106,377,843
Total Money Market Funds (Cost $106,377,843) .................................
106,377,843
Total Short Term Investments (Cost $106,377,843 ) ...............................
106,377,843
a
Total Investments (Cost $2,116,134,372) 100.2% .................................
$3,218,378,473
Other Assets, less Liabilities (0.2)% ...........................................
(6,671,632)
Net Assets 100.0% ...........................................................
$3,211,706,841
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $260,224,307, representing 8.1% of net assets.
c
See Note 7 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Statement of Investments (unaudited), April 30, 2021
Franklin International Small Cap Fund
See Notes to Statements of Investments. Quaterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.6%
Aerospace & Defense 3.7%
a
CAE, Inc. ........................................... Canada 114,300 $ 3,579,866
Air Freight & Logistics 4.4%
Mainfreight Ltd. ....................................... New Zealand 82,228 4,261,157
Capital Markets 4.0%
a,b
Fairfax India Holdings Corp., 144A, Reg S ................... India 136,100 1,642,727
IIFL Wealth Management Ltd. ............................ India 147,100 2,236,314
3,879,041
Commercial Services & Supplies 14.1%
a,b
Biffa plc, 144A, Reg S .................................. United Kingdom 520,479 1,987,575
a
Elis SA ............................................. France 165,960 2,970,157
K-Bro Linen, Inc. ...................................... Canada 92,100 3,461,476
Loomis AB .......................................... Sweden 112,636 3,688,518
b
Prosegur Cash SA, 144A, Reg S .......................... Spain 1,877,962 1,691,565
13,799,291
Distributors 2.5%
a
Headlam Group plc .................................... United Kingdom 379,488 2,410,910
Diversified Consumer Services 2.5%
Park Lawn Corp. ...................................... Canada 88,800 2,452,520
Diversified Telecommunication Services 4.0%
a
Liberty Latin America Ltd., A ............................. Chile 283,300 3,933,620
Entertainment 3.1%
a
CTS Eventim AG & Co. KGaA ............................ Germany 44,100 3,043,917
Food & Staples Retailing 6.2%
Total Produce plc ..................................... Ireland 2,396,677 6,084,224
Food Products 3.4%
Orion Corp. .......................................... South Korea 31,500 3,291,638
Health Care Providers & Services 3.1%
Solasto Corp. ........................................ Japan 230,200 2,998,990
Household Durables 2.2%
SEB SA ............................................ France 11,840 2,156,332
Insurance 8.9%
a
Arch Capital Group Ltd. ................................. United States 97,321 3,864,617
Fairfax Financial Holdings Ltd. ........................... Canada 6,100 2,786,771
RenaissanceRe Holdings Ltd. ............................ United States 12,200 2,059,482
8,710,870
IT Services 2.9%
TravelSky Technology Ltd., H ............................ China 1,291,400 2,825,499
Machinery 2.4%
a
Trifast plc ........................................... United Kingdom 1,055,900 2,333,285
Marine 2.2%
Clarkson plc ......................................... United Kingdom 52,294 2,191,975
Media 4.2%
a
4imprint Group plc ..................................... United Kingdom 87,900 2,852,869
a,c
Hyve Group plc ....................................... United Kingdom 782,221 1,295,310
4,148,179

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
Quaterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 20 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 2.7%
Haw Par Corp. Ltd. .................................... Singapore 270,700 $ 2,683,000
Real Estate Management & Development 7.5%
a
Foxtons Group plc ..................................... United Kingdom 2,065,800 1,796,716
a
LSL Property Services plc ............................... United Kingdom 383,500 2,171,573
Shurgard Self Storage SA ............................... Belgium 73,400 3,414,785
7,383,074
Software 3.4%
Hansen Technologies Ltd. ............................... Australia 752,764 3,300,797
Specialty Retail 1.1%
JUMBO SA .......................................... Greece 59,500 1,111,617
Trading Companies & Distributors 2.7%
IMCD NV ........................................... Netherlands 17,900 2,600,072
Transportation Infrastructure 1.4%
a
Grupo Aeroportuario del Sureste SAB de CV, ADR ............ Mexico 8,100 1,377,810
Total Common Stocks (Cost $72,258,238) ......................................
90,557,684
Short Term Investments 1.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 1.0%
National Bank of Canada, 0.05%, 5/03/21 ...................
Canada 1,000,000 1,000,000
Total Time Deposits (Cost $1,000,000) .........................................
1,000,000
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Shares
Money Market Funds 0.0%
†
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 15,000 15,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
f
Joint Repurchase Agreement, BofA Securities, Inc., 0%, 5/03/21
(Maturity Value $4,260)
Collateralized by U.S. Treasury Note, 1.5%, 11/30/24 (valued at
$4,345) ........................................... 4,260 4,260
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $19,260) ...............................................................
19,260
Total Short Term Investments (Cost $1,019,260 ) .................................
1,019,260
a
Total Investments (Cost $73,277,498) 93.6% ....................................
$91,576,944
Other Assets, less Liabilities 6.4% .............................................
6,220,980
Net Assets 100.0% ...........................................................
$97,797,924
*
The principal amount is stated in U.S. dollars unless otherwise indicated.

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
See Notes to Statements of Investments. Quaterly Statement of Investments

†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $5,321,867, representing 5.4% of net assets.
c
A portion or all of the security is on loan at April 30, 2021.
d
See Note 7 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2021, all repurchase agreements had been entered into on that date.

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
1. Organization
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Funds and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Fund has invested in derivatives during the period.
Franklin Emerging Market Debt Opportunities Fund – Forwards and VRI
4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in securities in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Restricted Securities
At April 30, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 $ — $ —
136,566
Astana Finance JSC, Secured Note, 144A, 0%,
12/22/24 ................................. 5/22/15 — 1,366
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12-1/22/16 4,600,000 —
743,865
Global Distressed Alpha Fund III LP, PIK, 12%,
Perpetual ................................ 12/28/16-4/30/21 706,103 332,021
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13-2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
4,250,000 DEM NK Debt Corp. (The), 144A, Zero Cpn ., 3/12/20 ..... 6/19/07-10/14/08 723,263 —
2,000,000 CHF NK Debt Corp. (The), Reg S, Zero Cpn ., 3/12/20 .... 6/17/11 388,830 —
3. Derivative Financial Instruments
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
See Abbreviations on page 20 .
7. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended April 30, 2021, investments in affiliated management investment companies were as follows:
Principal
Amount*/
Shares/
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund (continued)
18,000,000 DEM NK Debt Corp. (The), Reg S, Zero Cpn ., 3/12/20 .... 1/25/11-6/06/11 $ 2,023,664 $ —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn .,
2/05/09 .................................. 10/12/09-10/13/11 3,100,000 —
Total Restricted Securities (Value is 0.33% of Net Assets) ............. $11,975,238 $333,387
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the same issue, valued at $- as of April 30, 2021.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $4,131,221 $57,203,944 $(54,573,944) $— $— $6,761,221 6,761,221 $83
Total Affiliated Securities .... $4,131,221 $57,203,944 $(54,573,944) $— $— $6,761,221 $83
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $79,852,720 $442,239,070 $(415,713,947) $— $— $106,377,843 106,377,843 $1,819
Total Affiliated Securities .... $79,852,720 $442,239,070 $(415,713,947) $— $— $106,377,843 $1,819
Franklin International Small Cap Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $96,000 $6,227,000 $(6,308,000) $ — $ — $15,000 15,000 $1
Total Affiliated Securities .... $96,000 $6,227,000 $(6,308,000) $— $— $15,000 $1
6. Restricted Securities
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
8. Investments in Alternative Strategies (FT) Ltd. (FT Subsidiary)
Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At April 30, 2021, the FT Subsidiary investments as well as any other assets and liabilities of the FT
Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At April 30, 2021, the net assets of the FT
Subsidiary were $1,517,285, representing 1.5% of the Fund’s consolidated net assets. The Fund’s investment in the FT
Subsidiary is limited to 25% of consolidated assets.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Warrants :
Diversified Financial Services ............. — 2,116,810 1,128,097 3,244,907
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds ................... — 9,439,001 1,366
a
9,440,367
Corporate Bonds :
Airlines .............................. — 1,017,500 — 1,017,500
Banks ............................... — 1,094,203 — 1,094,203
Capital Markets ........................ — 1,015,200 — 1,015,200
Construction & Engineering ............... — 1,092,500 — 1,092,500
Food Products ........................ — 1,027,500 — 1,027,500
Metals & Mining ....................... — 964,541 — 964,541
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. — 3,186,163 — 3,186,163
Loan Participations and Assignments ......... — 2,201,047 332,021
a
2,533,068
Foreign Government and Agency Securities .... — 64,207,522 — 64,207,522
Short Term Investments ................... 6,761,221 2,741,447 — 9,502,668
Total Investments in Securities ........... $6,761,221 $90,103,434 $1,461,484 $98,326,139
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 23,939 $ — $ 23,939
Restricted Currency (ARS) ................. — — 202,329 202,329
Total Other Financial Instruments ......... $— $23,939 $202,329 $226,268

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund (continued)
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 9,338 $ — $ 9,338
$— $— $— $—
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 111,041,892 — 111,041,892
Air Freight & Logistics ................... — 122,540,620 — 122,540,620
Banks ............................... — 91,162,752 — 91,162,752
Biotechnology ......................... — 163,344,904 — 163,344,904
Capital Markets ........................ — 189,009,673 — 189,009,673
Chemicals ........................... — 297,545,227 — 297,545,227
Diversified Consumer Services ............ 79,730,000 — — 79,730,000
Diversified Telecommunication Services ..... — 87,945,813 — 87,945,813
Entertainment ......................... — 95,251,814 — 95,251,814
Health Care Equipment & Supplies ......... — 294,868,777 — 294,868,777
Internet & Direct Marketing Retail .......... 97,400,760 98,796,862 — 196,197,622
IT Services ........................... 181,696,059 185,042,399 — 366,738,458
Media ............................... — 172,761,438 — 172,761,438
Pharmaceuticals ....................... — 87,620,932 — 87,620,932
Professional Services ................... 88,538,100 94,454,802 — 182,992,902
Semiconductors & Semiconductor Equipment . — 123,342,105 — 123,342,105
Software ............................. 101,160,000 247,841,140 — 349,001,140
Trading Companies & Distributors .......... — 100,904,561 — 100,904,561
Short Term Investments ................... 106,377,843 — — 106,377,843
Total Investments in Securities ........... $654,902,762 $2,563,475,711
b
$— $3,218,378,473
Franklin International Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 3,579,866 — — 3,579,866
Air Freight & Logistics ................... — 4,261,157 — 4,261,157
Capital Markets ........................ 1,642,727 2,236,314 — 3,879,041
Commercial Services & Supplies ........... 5,449,051 8,350,240 — 13,799,291
Distributors ........................... 2,410,910 — — 2,410,910
Diversified Consumer Services ............ 2,452,520 — — 2,452,520
Diversified Telecommunication Services ..... 3,933,620 — — 3,933,620
Entertainment ......................... — 3,043,917 — 3,043,917
Food & Staples Retailing ................. — 6,084,224 — 6,084,224
Food Products ........................ — 3,291,638 — 3,291,638
Health Care Providers & Services .......... — 2,998,990 — 2,998,990
Household Durables .................... — 2,156,332 — 2,156,332
Insurance ............................ 8,710,870 — — 8,710,870
IT Services ........................... — 2,825,499 — 2,825,499
Machinery ............................ 2,333,285 — — 2,333,285
Marine .............................. 2,191,975 — — 2,191,975
Media ............................... 4,148,179 — — 4,148,179
Pharmaceuticals ....................... — 2,683,000 — 2,683,000
Real Estate Management & Development .... 2,171,573 5,211,501 — 7,383,074
Software ............................. — 3,300,797 — 3,300,797
Specialty Retail ........................ — 1,111,617 — 1,111,617
Trading Companies & Distributors .......... — 2,600,072 — 2,600,072
9. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2021, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2021, are as follows:
Level 1 Level 2 Level 3 Total
Franklin International Small Cap Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Transportation Infrastructure .............. $ 1,377,810 $ — $ — $ 1,377,810
Short Term Investments ................... 15,000 1,004,260 — 1,019,260
Total Investments in Securities ........... $40,417,386 $51,159,558
c
$— $91,576,944
a
Includes securities determined to have no value at April 30, 2021.
b
Includes foreign securities valued at $2,563,475,711, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $50,155,298, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
accretion
( amortiza -
tion )
c
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Financial
Services ........ $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Multiline Retail ...... —
d
— — — — — — — —
d
—
Warrants :
Diversified Financial
Services ........ 1,534,950 — (31,000) — — — (11,687,160) 11,311,307 1,128,097 329,146
Private Limited Partnership
Funds :
Capital Markets ..... —
d
— — — — — — — —
d
—
Quasi-Sovereign Bonds . 8,932,540
d
— (11,570,005) — — — 1,372,260 1,266,571 1,366
d
—
Corporate Bonds :
Multiline Retail ...... 6,659
d
1,572 — — — (212,823) — 204,592 —
d
204,592
Loan Participations and
Assignments ....... 672,864
d
36,703 — — — — — (377,546) 332,021
d
(377,546)
Total Investments in Securities . $11,147,013 $38,275 $(11,601,005) $— $— $(212,823) $(10,314,900) $12,404,924 $1,461,484 $156,192
Other Financial Instruments:
Restricted Currency (ARS)
$252,873 $— $— $— $— $— $— $(50,544) $202,329 $(82,258)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
d
Includes securities determined to have no value.
9. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Markets Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and
Assignments
........
$332,021 Recovery value Weighted probability
of cash flow
$3.7 mil Increase
 b
Discount rate 25.0% Decrease
 b
Warrants:
Diversified Financial
Services
...........
1,128,097 Market comparables Implied recovery 7.7% Increase
c
Other Financial
Instruments:
Restricted Currency
(
ARS
)
202,329 Market comparables Implied foreign
exchange rate
156.44 ARS/USD Decrease
 b
All other
............
1,366
d,e
Total
...............
$1,663,813
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
Represents a significant impact to fair value and net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at April 30, 2021.
9. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statements of Investments
Abbreviations
Counterparty
CITI
Citibank NA
RBCCM
Royal Bank of Canada
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
Cu r rency
BYN
Belarusian Ruble
CHF
Swiss Franc
DEM
Deutsche Mark
DOP
Dominican Peso
EGP
Egyptian Pound
EUR
Euro
GEL
Georgian Lari
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
JPY
Japanese Yen
KZT
Kazakhstani Tenge
MXN
Mexican Peso
RUB
Russian Ruble
TRY
Turkish Lira
USD
United States Dollar
UYU
Uruguayan Peso
UZS
Uzbekitani Som
ZAR
South African Rand
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.